Related Party Transactions (Details Narrative) - USD ($)	Dec. 08, 2014	Sep. 30, 2015	Dec. 31, 2014
Shareholder advances		$ 900	$ 1,250
Lease term	1 year
Lease terminate date	Dec. 31, 2015
Vice President [Member]
Due to officers lease cost			$ 397
Virtual Office [Member]
Operating lease rent unrelated third party	$ 149